Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ 58,547	¥ 52,897
Value-added tax recoverable	34,256	42,644
Prepaid expenses	414	505
Prepaid income taxes	12,107	4,853
Other current assets	14,330	11,921
Prepayments and other current assets	119,654	112,820
Cost [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables	47,410	40,983
Advances to suppliers	14,261	14,900
Other receivables and advances to suppliers	61,671	55,883
Accumulated impairment [member]
Disclosure of detailed information about prepayments and other current assets [Line Items]
Other receivables and advances to suppliers	¥ (3,124)	¥ (2,986)